Related Party (Tables)	9 Months Ended
Sep. 30, 2016
Related Party (Tables) [Abstract]
Related Party Disclosure Tables [Text Block]
Service Agreements, Lease Agreements and Products
	For the nine months endedSeptember 30, 2016		For the nine months endedSeptember 30, 2015		September 30, 2016		December 31, 2015
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	156	16.864	145	14.550	337	5.922	422	3.185
Fresenius SE affiliates	2.694	62.164	5.557	56.818	735	2.386	2.104	4.079
Equity method investees	14.150	-	16.392	-	847	-	10.180	-
Total	$17.000	$79.028	$22.094	$71.368	$1.919	$8.308	$12.706	$7.264

Lease Agreements
Fresenius SE	-	7.869	-	7.161	-	-	-	-
Fresenius SE affiliates	-	11.396	-	10.967	-	-	-	-
Total	$-	$19.265	$-	$18.128	$-	$-	$-	$-

Products
Fresenius SE	2	-	5	-	-	-	-	-
Fresenius SE affiliates	19.365	35.999	19.957	27.675	9.428	4.127	8.774	3.768
Equity method investees	-	326.401	-	168.287	-	85.481	-	8.253
Total	$19.367	$362.400	$19.962	$195.962	$9.428	$89.608	$8.774	$12.021